Statements of Changes in Equity (Twelve Month and Month Ended 2017 Unaudited) (Parentheticals) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Deferred income tax recovery			$ 129		$ 129